CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the end at Mar. 31, 2020			$ 25,000	$ (2,000)	$ 23,000
Balance (in Shares) at Mar. 31, 2020		4,312,500
Balance at the end at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Balance at the beginning at Jan. 23, 2020	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 23, 2020	0	0
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Net loss and comprehensive loss attributable to common stockholders - basic and diluted				(2,000)	(2,000)
Balance at the end at Mar. 31, 2020			25,000	(2,000)	23,000
Balance (in Shares) at Mar. 31, 2020		4,312,500
Balance at the beginning at Jan. 23, 2020	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 23, 2020	0	0
Change in Class A common stock subject to possible redemption	$ (2,000)		(140,772,000)		(140,774,000)
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Net loss and comprehensive loss attributable to common stockholders - basic and diluted				(11,912,000)	(11,912,000)
Balance at the end at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Change in Class A common stock subject to possible redemption			4,082,000		4,082,000
Change in Class A common stock subject to possible redemption (in Shares)	408,189
Net loss and comprehensive loss attributable to common stockholders - basic and diluted				(4,082,000)	(4,082,000)
Balance at the end at Mar. 31, 2021			$ 20,994,000	$ (15,994,000)	$ 5,000,000
Balance (in Shares) at Mar. 31, 2021	3,580,839	4,312,500